SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS	12 Months Ended
Dec. 31, 2018
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS [Text Block]
10.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

	December 31,	December 31,	December 31,
	2018	2017	2016

Cash paid during the period for:
Interest	$—	$1,008	$14,540
Income taxes	$—	$—	$—

There were no significant non-cash transactions during the years ended December 31, 2018, December 31, 2017, or December 31, 2016.